Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (51,342,797)	$ (3,556,387)	$ (12,507,471)	$ (14,307,104)
Adjustments to reconcile net loss to net cash used in operating activities:
IPR&D expense	39,500,000	0	0	0
Depreciation and amortization	18,164	38,828	56,115	88,689
Amortization of hybrid debt instrument discount	204,003	0	108,527	0
Non-cash interest expense	142,929	0	153,791	0
Share-based payments	899,621	144,495	2,594,113	1,513,238
Warrant expense for services	1,118,642	92,703	933,195	239,889
Change in fair value of derivative liability	(1,905,289)	0	2,125,117	0
Loss on issuance of hybrid debt instrument	1,584,218	0	59,612	0
Hybrid debt instrument issuance costs			(30,933)	0
Loss on disposal of subsidiaries	6,187,337	0	0	1,069,675
Fee paid on disposal of subsidiaries			0	(430,000)
Foreign currency translation	0	344,676	369,947	(353,952)
Other non-cash transactions	0	(129,328)	(127,875)	0
Changes in operating assets and liabilities:
Prepaid expenses and other assets	36,990	148,580
Other receivables, prepayments and other assets			21,227	(24,468)
Accounts payable, accrued expenses and other liabilities	421,823	686,597	943,909	(479,015)
Net cash used in operating activities	(3,134,359)	(2,229,836)	(5,300,726)	(12,683,048)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	(14,613)	(1,663)	(1,663)	(57,669)
Disposition of property and equipment	0	6,245	7,882	5,487
Cash acquired from acquisition			0	43,502
Cash transferred in connection with Hive Out Agreement			0	(43,502)
Net cash provided by (used in) investing activities	(14,613)	4,583	6,219	(52,182)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of debt	3,500,000	100,000	3,100,000	0
Payments on debt			(100,000)	0
Proceeds from issuance of common stock			0	10,000,000
Proceeds from exercise of stock options			0	101,933
Payments on loan from related party	(242,471)	0	0	(286,124)
Net cash provided by financing activities	3,257,529	100,000	3,000,000	9,815,809
Effect of exchange rate change on cash	0	(80,668)	(80,665)	587,336
Net change in cash, excluding restricted cash	108,557	(2,205,921)	(2,375,172)	(2,332,085)
Cash at beginning of period	132,229	2,507,401	2,507,401	4,839,486
Cash at end of period	240,786	301,480	132,229	2,507,401
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	0	1,126	592	4,706
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Convertible debt paid in common stock	6,500,000	0
Interest paid in common stock	227,829	0	75,935	0
Non-cash issuance of common stock in connection with pending asset acquisition			3,744,517	0
Non-cash issuance of warrants in connection with debt	1,701,214	0	1,626,344	0
Non-cash recording of derivative liability in connection with debt	$ 3,346,423	$ 0	1,419,105	0
Equity consideration transferred in the acquisition			0	3,750,000
Repurchase and cancellation of common stock in disposal of subsidiaries			$ 0	$ (3,750,000)